Annual Fund Operating Expenses - Pioneer Global High Yield Fund	Mar. 01, 2021
Pioneer Global High Yield Fund: Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
Pioneer Global High Yield Fund: Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.14%	[2]
Pioneer Global High Yield Fund: Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	2.02%	[2]
Pioneer Global High Yield Fund: Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.80%	[2]

[1]	Other expenses for Class K shares are estimated for the current fiscal year.
[2]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.14% and 0.90% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through March 1, 2022. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.